SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of summary of significant accounting policies [Abstract]
Applying international accounting standards (IFRS)
A.	Applying international accounting standards (IFRS):

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The significant accounting policies detailed in the continuation were applied on a consistent basis for all reporting periods presented in the financial statements, except for changes in accounting policies that were due to the application of standards, amendments to standards and interpretations that took effect on the date of the financial statements, and the application of standards, amendments to standards and interpretations that are not in effect and were adopted in early adoption by the Group, as detailed in Note 2U below.

Format for Presentation of Statement of Financial Position
B.	Format for presentation of Statement of Financial Position:
The Group presents assets and liabilities in the Statement of Financial Position divided into current and non-current items.
Format for analysis recognized in Income Statement
C.	Format for analysis recognized in Income Statement:

(1)	Format for analysis of expenses recognized in Income statement:

The Group's expenses in the Income statement are presented based on the nature of the activity of the expenses in the entity.

(2)        The Group's operating cycle is 12 months.

Basis of preparation
D.	Basis of preparation:

The financial statements were prepared on the basis of the historical cost, except for: assets and liabilities measured by fair value: financial assets measured by fair value recorded directly as profit or loss. Inventories are stated at the lower of cost and net realizable value. Property, plant and equipment and intangibles assets are presented at the lower of the cost less accumulated amortizations and the recoverable amount. Liabilities to employees as described in Note 9.

Foreign currencies
E.	Foreign currencies:

(1)	Translation of foreign currency transactions

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency (New Israeli Shekel (NIS)) are recorded at the rates of exchange prevailing at the dates of the transactions. At each balance sheet date, monetary items denominated in foreign currencies are retranslated at the rates prevailing at the balance sheet date. (Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined). Non-monetary items that are measured in terms of historical cost In a foreign currency are not retranslated.

(2)	Recognition of exchange differences

Exchange differences are recognized in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive Income and reclassified from equity to profit or loss on disposal of the net investment.

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional, currency’). The consolidated financial statements are presented in ‘NIS’, which is the company’s functional and the group’s reporting currency.

(3)        Convenience translation

The balance sheet as of December 31, 2018 and statement of Income, statement of other comprehensive Income and statement of cash flows for the year then ended have been translated into US Dollar using the representative exchange rate as of that date (US Dollar 1.0 = NIS 3.748). Such translation was made solely for the convenience of the U.S. readers. The dollar amounts so presented in these financial statements and in their accompanying notes should not be construed as representing amounts receivable or payable in US Dollars or convertible into US Dollars but only a convenience translation of reported NIS amounts into US Dollars, unless otherwise indicated. The convenience translation supplementary financial data is unaudited and is not presented in accordance with IFRSs.

Cash and cash equivalents
F.	Cash and cash equivalents:

Cash and cash equivalents include demand deposits and term deposits in banks that are not restricted as to usage, with an original period to maturity of not more than three months.

Deposits that are restricted as to usage are classified as pledged deposits.

Deposits with an original period to maturity exceeding three months, which as of the statement of financial position do not exceed one year, are classified as short-term investments.

Basis of consolidation
G.	Basis of consolidation:

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

The results of subsidiaries acquired or disposed of during the year are included in the consolidated statement of comprehensive Income from the effective date of acquisition and up to the effective date of disposal, as appropriate.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intra-group transactions, balances, Income and expenses are eliminated in full on consolidation.

Goodwill
H.	Goodwill:

Goodwill arising on the acquisition of a subsidiary represents the excess of the cost of acquisition over the Group's interest in the net fair value of the identifiable assets, liabilities and Contingent liabilities of the subsidiary or jointly controlled entity recognized at the date of acquisition. Goodwill is initially recognized as an asset at cost and is subsequently measured at cost less any accumulated impairment losses.

Property, plant and equipment
I.	Property, plant and equipment:

Property, plant and equipment are tangible items, which are held for use in the manufacture or supply of goods or services, or leased to others, which are predicted to be used for more than one period. The Company presents its property, plant and equipment items according to the cost model.

Under the cost method - a property, plant and equipment are presented at the balance sheet at cost (net of any investment grants), less any accumulated depreciation and any accumulated impairment losses. The cost includes the cost of the assets acquisition as well as costs that can be directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Depreciation is calculated using the straight-line method at rates considered adequate to depreciate the assets over their estimated useful lives. Amortization of leasehold improvements is computed over the shorter of the term of the lease, including any extension period, where the Company intends to exercise such option, or their useful life.

The annual depreciation and amortization rates are:

	Useful life (Years)%

Land	50	2
Construction	25	4
Motor vehicles	5	15-20	(Mainly 20%)
Office furniture and equipment	6	6-15	(Mainly 15%)
Computers	3	20-33	(Mainly 33%)
Machinery and equipment	10	10

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Income statement.

Inventories
J.	Inventories:

Inventories are assets held for sale in the ordinary course of business, in the process of production for such sale or in the form of materials or supplies to be consumed in the production process or in the rendering of services.

Inventories are stated at the lower of cost and net realizable value. Cost of inventories includes all the cost of purchase, direct labor, fixed and variable production over heads and other cost that are incurred, in bringing the inventories to their present location and condition.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Cost determined as finished products, on the basis of standard cost which approximates actual production cost (materials, labor and indirect manufacturing costs).

Financial assets
K.	Financial assets:

(1)	Accounting treatment through December 31, 2017:

(1.1)	General

All financial assets are recognized and derecognized on trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery of the financial asset within the timeframe established by the market concerned.

Investments in financial assets are initially measured at fair value, plus transaction costs, except for those financial assets classified as at fair value through profit or loss, which are initially measured at fair value.

Financial assets are classified into the following specified categories. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition:

•	Financial assets ‘at fair value through profit or loss’ (FVTPL)
•	Loans and receivables

(1.2)	Financial assets at FVTPL

Financial assets are classified as at FVTPL where the financial asset is either held for trading or it is designated as at FVTPL.

A financial asset is classified as held for trading if:

•	It has been acquired principally for the purpose of selling in the near future; or
•	it is a part of an identified portfolio of financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or
•	It is a derivative that is not designated and effective as a hedging instrument.

Financial assets at FVTPL are stated at fair value, with any resultant gain or loss recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

(1.3)	Loans and receivables

Trade receivables, loans, and other receivables that have fixed or determinable payments that are not quoted in an active market are classified as loans and receivables. Loans and receivables are measured at amortized cost using the effective interest method, less any impairment. Interest Income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.

(1.4)	Impairment of financial assets

Financial assets, except for those classified as financial assets at fair value through profit and loss, are tested at the end of the reported period for any impairment indicator. Such impairment arises when there is objective evidence that an impairment has been incurred as a result of one or more events that occurred after the initial recognition of the asset and that event (or events) had an adverse impact on the estimated future cash flows of the investment.

In respect of all other financial instruments, including receivables in respect of finance lease, impairment indicators may include:

•	Significant financial difficulties of the borrower;
•	Default on current principal or interest payments;
•	Probability that the borrower will enter bankruptcy or financial reorganization;

In respect of certain financial assets, such as receivables for which no impairment indicators have been identified, the Group assesses whether impairment has been incurred on a Group basis, based on past experience with groups of receivables with similar characteristics, change in the number of delayed payments and economic changes attributable to the industry and the economic environment in which they operate.

As for financial assets which are presented at amortized cost, the impairment is recognized as the difference between the carrying amount of the financial assets and the present value of estimated future cash flows discounted at their original effective interest rate.

If in a subsequent period the amount of the impairment loss of a financial asset decreases and that decrease can be related objectively to an event occurring after the impairment was recognized, all or part of the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

The carrying amount of a financial asset is reduced by the impairment loss directly for all financial assets except trade receivables, whose carrying amount is reduced through the use of an allowance account. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss.

(2)	Accounting treatment through December 31, 2018:

(2.1)	General

IFRS 9 – “Financial Instrument” is applicable to reporting periods starting on January 1, 2018. Comparative figures in respect of the years ended December 31, 2017 and 2016 are presented in accordance with the provisions of IAS 39, which was in force before the application of IFRS 9.

The first-time application of the standard did not have a material effect on the financial assets.

Financial assets are recognized in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument, using settlement date accounting.

Financial assets were classified in the categories detailed below based on the Company’s business model for managing the financial assets and based on the contractual cash flow characteristics of the financial asset:

•	Financial assets at fair value through profit or loss; and
•	Debt instruments at amortized cost.

(2.2)	Financial assets at fair value through profit or loss:

All other financial assets, including debt instruments that were designated to fair value through profit or loss upon initial recognition in order to eliminate or significantly reduce measurement or recognition inconsistency, were initially measured at fair value and any changes in fair value subsequent to initial recognition were recognized in profit or loss. Transaction costs directly attributable to those assets were recognized in profit or loss as incurred.

(2.3)	Debt instruments at amortized cost

Debt instruments at amortized cost - debt instruments held according to a business model whose objective is achieved by collecting the contractual cash flows and whose contractual terms give rise to cash flows that are solely payments of principal and interest, were initially measured at fair value plus directly attributable transaction costs, except for receivables that were initially measured at their transaction price. Subsequent to initial recognition, these assets were measured at amortized cost.

When, and only when, the Company changes its business model for managing financial assets it shall reclassify assets between categories.

(2.4)	Impairment of financial assets:

The Company recognized impairment loss allowance for expected credit losses in respect of contracts with customers. Expected credit losses are the weighted average of credit losses with the respective risks of a default occurring as the weights

The impairment loss allowance reduces the carrying amount of the asset.

The Company measures the expected credit losses such that they reflect an unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes and reasonable and supportable information which is reasonably available at the reporting date without undue cost or effort including information about past events, current conditions and forecasts of future economic conditions. The Company update the provision for impairment at the end of each reporting period and changes in the recognition are recognized in profit or loss as impairment gain or loss.

The Company measured credit losses at the amount of the lifetime expected credit losses of the instrument in respect of receivables. Lifetime expected credit losses are the expected credit losses that result from all possible default events over the expected life of a financial instrument.

The Company measured expected credit losses at the amount of the lifetime expected credit losses of the instrument in respect of receivables, assets arising from contracts with customers and lease receivables on a collective basis. The Company aggregates receivables and assets in respect of contracts with customers according to shared credit risk characteristics.

The Company derecognizes all or a portion of the gross carrying amount of a financial asset when it no longer reasonably expects to recover the asset.

At the end of every reporting period, the Company assesses whether the credit risk of a financial asset has significantly increased since the date of initial recognition by comparing the risk of a default event as of reporting date to the risk of a default event as of the date of initial recognition. The Company considers a default event to have taken place when it is expected that the debtor will not pay the full amount of the debt to the Company or when contractual payments are more than 90 days overdue. In order to make such an assessment the Company takes into account supportable information (quantitative and qualitative), which is reasonably available, that may be obtained without undue cost or effort, including past experience and forward-looking information. Among other things, the Company takes into account the following information:

•	Internal and external credit ratings;
•	Significant changes in external market indicators of credit risk in respect of a particular financial instrument;
•
Existing or forecast adverse changes in business, financial or economic conditions or in the regulatory, economic or technological environment that are expected to cause a significant change in a borrower’s ability to meet its debt obligations, such as an actual or expected increase in interest rates or an actual or expected significant increase in unemployment rates.

•	Existing or forecast significant change in the borrower’s operating results;
•	Significant increase of the credit risks of other financial instruments of the same borrower;

Furthermore, the Company assumes that the credit risk of a financial instrument has not increased significantly since the date of initial recognition if the Company determined at the end of the reporting period that the financial instrument has low credit risk, i.e., the financial instrument has a low default risk, the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and if adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the borrower’s ability to pay those obligations.

Financial liabilities and equity instruments issued by the Group
L.	Financial liabilities and equity instruments issued by the Group:

(1)	Classification as a financial liability or as an equity instrument

Liabilities and equity instruments issued by the Group are classified as financial liabilities or as equity instruments in accordance with the nature of the contractual arrangements and the definition of a financial liability and an equity instrument.

(2)	Equity instruments

An equity instrument is any contract that evidences a residual interest in the Group’s assets after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received net of expenses that are directly attributable to the issuance of these instruments.

A purchase of the Group’s equity instruments by the Group is recognized and deducted directly in equity. No gain or loss is recognized upon purchase, sale, issuance or cancellation of the Group’s equity instruments.

(3)	Financial liabilities

Financial liabilities are presented and measured based on the following classification:

•	Financial liabilities at fair value through profit or loss.
•	Financial liabilities at amortized cost.

Financial liabilities at fair value through profit or loss

A financial liability is classified at fair value through profit or loss if it is either held for trade or designated as a financial liability at fair value through profit or loss.

A financial liability is classified as held for trade, if:

•	It was incurred principally for the purpose of selling or repurchasing it in the near term; or
•
on initial recognition it is part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking; or

•	It is a derivative (except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument).

A financial liability, except for a financial liability held for trade or contingent consideration from a business combination that is not classified as equity, is classified as a financial liability at fair value through profit or loss upon initial recognition, when:

•	Such designation eliminates or significantly reduces measurement or recognition inconsistency that would have otherwise arisen had it not been for this designation; or
•
The financial liability is part of a group of financial liabilities or financial assets and financial liabilities and is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy of the Group, and information about the group is provided internally on that basis to the Group’s key management personnel; or

•	It is part of a contract containing one or more embedded derivatives and the Group may designate the entire hybrid contract (asset or liability) as at fair value through profit or loss.

Financial liabilities at fair value through profit or loss are stated at fair value. Any gain or loss arising on remeasurement of fair value is recognized in profit or loss. The net gain or loss recognized in the statement of profit or loss incorporates interest paid on financial liabilities and is included in the finance expenses item within the statement of profit or loss.

(4)	Treasury shares:

The cost of Company shares held by the Company or its consolidated companies is deducted from shareholders’ equity as a separate component.

Derivative financial instruments
M.	Derivative financial instruments

The Group uses a variety of derivative financial instruments to manage the exposures exchange rate fluctuations. Among others, the Group buys foreign exchange forward contracts.

Derivative financial instruments are initially recognized at the date the derivatives are entered into and are subsequently remeasured to their fair value at the end of each reporting period. Remeasurement of derivative financial instruments is generally recorded in the statement of profit or loss.

Revenue recognition
N.	Revenue recognition:

Accounting treatment through December 31, 2017

Revenue is measured at the fair value of the consideration received and/or the consideration that the Group is entitled to receive for revenue from sale of goods in the ordinary course of business. Revenue is presented net of estimated returns, discounts, etc.

(1)	Revenue from sale of goods

Revenue from sale of goods is recognized when all the following conditions are satisfied:

•	The Group transferred to the buyer the significant risks and rewards of ownership of the goods;
•	the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;
•	the amount of revenue can be reliably measured,
•	it is probable that future economic benefits will flow to the Group: and
•	The costs incurred or to be incurred in respect of the transaction can be measured reliably;
•	Revenue from the sale of goods are recognized on the date on which they are delivered and legal ownership is transferred.

(2)	Interest revenue

Interest revenue is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount.

(3)	Dividend revenue

Dividend revenue from investments is recognized when the shareholder’s right to receive payment has been established.

Accounting treatment through December 31, 2018

IFRS 15 – “Revenue from Contracts with Customers” is mandatory for reporting periods starting on January 1, 2018. The Comparative figures relating to the year ended December 31 2017 and 2016 are presented in accordance with the provisions of IAS 18 which was effective prior to the application of IFRS 15.

The first-time application of the standard had no impact on the financial statements.

The standard determines a five-step model for the application of the standard. In accordance with the model, revenues from contracts with customers are recognized in the statement of comprehensive income when control over the goods or services is transferred to the customer. Revenue is measured and recognized at the fair value of the consideration receivable according to the terms of the contract, net of amounts collected in favor of third parties (such as taxes). Revenue is recognized in the consolidated statements of profit or loss to the extent that it is probable that the economic benefits will flow to the Group and the revenue and costs, if relevant, can be measured reliably.

Recognition of revenue from sale of goods:

The Company is mainly engaged in the sale of food products in the Israeli market. Revenue from sale of goods is recognized when control of the goods has transferred to the buyer, being when the goods arrived to the buyer’s specific location. Upon receipt of the goods, the buyer has full discretion over the distribution channels and price to sell the goods; the buyer has principal responsibility upon sale of the goods and it bears the risks of obsolescence and/or loss of the goods. After delivery of the goods, the Company recognizes receivables in respect of the sale since as of that point in time the consideration is unconditional. In most cases, the Company enables specific customers to return products which they have not sold, despite that there is no agreement between the Company and its customers regarding such returns and the Company does not have such policy. Accordingly, the Company recognizes a provision for return of goods against a decrease in revenues and a corresponding inventory asset against the right to return the goods. The amount of the asset is determined based on the lower of cost of net realizable value. Past experience is used by the Company to estimate the number of returns. Based on past experience, the Company estimates, with a high level of probability that no significant portion of revenue recognized in respect of sale of goods will be reversed.

Leasing
O.	Leasing:

(1)	General:

Leases are classified as finance leases whenever the terms of the lease transfer all the significant risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

(2)	Lease of land and vehicles by the Group

Finance lease:

In finance lease transactions in which the Group leases properties from another entity, the Group recognizes at the inception of the lease an asset at the lower of its fair value and the present value of the minimum lease payments. The liability to transfer the minimum lease payments to the lessor is included in the statement of financial position as a finance lease obligation. In subsequent periods, the current payments for the finance lease are allocated between the finance element and the liability element so as to achieve a constant rate of interest on the remaining liability. The portion that was allocated to the finance element is recognized in the statement of profit or loss.

Lease of land (other than investment property at fair value) from the Israel Land Administration for which all lease payments have been fully paid in advance are classified as finance leases. Deferred lease payments that have been paid at the inception of the lease are presented in the statement of financial position under the “property, plant and equipment” item and are recognized on a straight-line basis over the remaining lease term, while eliminating the extension option.

Operating lease:

Operating lease payments are recognized on a straight-line basis over the lease term. In lease agreements where lease payments are not paid at the inception of the lease or where the lease payments are reduced, and additional benefits are received from the lessor, the Group recognizes the expenses on a straight-line basis over the lease term.

As to the publication of a new standard on leases – IFRS 16 “Leases”, see Note 2U.

Provisions
P.	Provisions:

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation.

Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Taxation
Q.	Taxation:

Income tax expense represents the sum of the tax currently payable and deferred tax.

(1)	Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the Income statement because it excludes items of Income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

(2)	Deferred tax

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and are accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilised. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax

Consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to Income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Employee benefits
R.	Employee benefits:

(1)	Post-Employment Benefits

Pursuant to Israeli labor laws and agreements and as practiced by the Group, Group companies are required to pay severance pay to employees dismissed or retiring in certain other circumstances and under certain conditions also to employees who resign.

Company’s severance pay obligation pursuant to Section 14 of the Severance Pay Law is treated as a defined contribution plan. The Company recognizes the cost of the benefit as an expense, unless it was included in the cost of an asset, according to the amount to be deposited commensurate with receipt of work services from the employee.

Company’s severance pay obligation to those employees for whom the provisions of Section 14 of the Severance Pay Law do not apply are accounted for as a defined benefit plan.

Group’s post-employment benefits include defined benefit plans.

The Group's post-employment benefits include: benefits to retirees and liabilities for severance benefits. The Group's post-employment benefits are classified as Defined Benefit Plans.

Expenses in respect of a Defined Benefit Plan are carried to the Income statement in accordance with the Projected Unit Credit Method, while using actuarial estimates that are performed at each balance sheet date. The current value of the Group's obligation in respect of the defined benefit plan is determined by discounting the future projected cash flows from the plan by the market yields on high quality corporate bonds (see Accounting Staff Position number 21-1 of the Israeli Securities Authority: Maintaining a Deep Market in High Quality Corporate Bonds in Israel Including Accounting Treatment of the Transfer from a Capitalization Rate Appropriate for Government Bonds Market Yields to a Capitalization Rate Appropriate for Market Yields of High Quality Corporate Bonds as of December 31, 2014), denominated in the currency in which the benefits in respect of the plan will be paid, and whose redemption periods are approximately identical to the projected settlement dates of the plan. According to the Group’s accounting policy, the net cost of interest is included in finance expenses/ general and administrative expenses/ cost of sale in the statement of income or loss and other comprehensive income.

Actuarial gains and losses that are carried to other comprehensive income as incurred will not be subsequently recycled to profit or loss.

The Group's liability in respect of the Defined Benefit Plan which is presented in the Group's balance sheet includes the current value of the obligation in respect of the defined benefit, net of the fair value of the Defined Benefit Plan assets.

The net asset arising from such a calculation is limited to the amount of the future economic benefits available to the Group in the form of reducing future contributions or a financial refund, whether directly to the Group or indirectly to cover other plan’s deficits (hereafter – the “Ceiling Amount”). The excess of the net asset arising from the aforesaid calculation over the Ceiling Amount is carried to other comprehensive income and will not be subsequently recycled to profit or loss.

(2)	Short term employee benefits

Short term employee benefits are benefits which it is anticipated will be utilized or which are to be paid during a period that does not exceed 12 months from the end of the period in which the service that creates entitlement to the benefit was provided.

Short term company benefits include the company’s liability for short term absences, payment of grants, bonuses and compensation. These benefits are recorded to the statement of operations when created. The benefits are measured on a non-capitalized basis. The difference between the amount of the short term benefits to which the employee is entitled and the amount paid is therefore recognized as an asset or liability.

Earnings (loss) per share
S.	Earnings (loss) per share:

Basic earnings (loss) per share is computed with regard to Income or loss attributable to the Company's ordinary shareholders, and is calculated for Income (loss) from continuing operations attributable to the ordinary shareholders of the reported entity, should such be presented. Basic earnings per share is to be computed by dividing Income(loss) attributed to Owners of the Company (numerator), by the weighted average of the outstanding ordinary shares (denominator) during the period.

In the computation of diluted earnings per share, the Company adjusted its Income (loss) attributable to its ordinary shareholders by multiplying their diluted EPS and the weighted average of the outstanding shares for the effects of all the dilutive potential ordinary shares of the Company.

Exchange Rates and Linkage Basis
T.	Exchange Rates and Linkage Basis

(1)
Balances in foreign currency or linked thereto are included in the financial statements based on the representative exchange rates, as published by the Bank of Israel that were prevailing at the balance sheet date.

(2)	Following are the changes in the representative exchange rate of the US dollars vis-a-vis the NIS and in the Israeli CPI:

	Representative exchange rate	Representative exchange rate	CPI “in
	of the Euro	of the dollar	respect of”
	(NIS per €1)	(NIS per $1)	(in points)
As of:
December 31, 2018	4.29	3.75	101.2
December 31, 2017	4.15	3.47	100.4
December 31, 2016	4.04	3.84	100.0

Increase (decrease) during the:	%	%	%
Year ended:
December 31, 2018	3.37	8.07	0.80
December 31, 2017	2.72	(9.64)	0.40
December 31, 2016	(4.78)	(1.46)	(0.2)

New Financial reporting standards, interpretations published and amendments to existing standards
U.	New Financial reporting standards, interpretations published and amendments to existing standards:

IFRS 16 – “Lease”:

The new Standard supersedes IAS 17 "Leases" and the related interpretations, and sets out the rules for recognition, measurement, presentation and disclosure of leases in relation to both parties to the transaction, i.e., the customer ('lessee') and the supplier (lessor'). The Standard does not change the current accounting treatment applied in the lessor’s books of accounts.

In terms of lessee accounting, the new Standard eliminates the existing distinction between operating and financial leases and sets out a uniform accounting model relating to all the types of leases. According to the new model, for every leased asset, the lessee is required to recognize a right-of use asset on the one hand, and a financial lease liability in respect of the lease fees on the other hand.

The provisions for recognizing the asset and liability as described above shall not apply to assets leased for a period of up to 12 months and in relation to leases of low-value assets (such as personal computers).

In view of the above, leases of the Company’s vehicles, which are currently accounted for as operating leases shall be accounted for as assets and liabilities in the Group’s statement of financial position upon application of the standard.

IFRS 16 is effective for annual reporting periods beginning on or after 1 January 2019.

Manner of first-time application

As a rule, the standard will be applied retrospectively, but entities will have the option to opt for certain adjustments under the standard’s transitional provisions regarding its application to previous reporting periods.

The anticipated quantitative effects:

The Company estimates that it will opt not to retrospectively adjust the comparative figures. Comparative figures relating to the years ended December 31, 2018 and 2017 will be presented in accordance with the provisions of IAS 17 and its related interpretations.

The Group estimates that it will opt to apply the standard while applying the reliefs available pursuant to the standard’s transitional provisions, as follows:

a.
The will not reassess whether the contract is a lease or includes a lease as of the application date. Therefore, agreements that are currently accounted for as operating leases shall be accounted for in accordance with the provisions of the new standard, whereas the accounting treatment of agreements previously accounted for as service contracts shall not change.

b.	The Group expects to use a single discount rate for a portfolio of leases with similar characteristics.

c.	The Group expects that it will not apply the provisions of the standard to leases whose term ends within 12 months from the date of first-time application.

d.	The Group expects that it will not include direct initial costs when measuring the right of use asset upon first-time application.

Set forth below are the principal expected effects as of the date of first-time application, as estimated by Group’s management:

Principal effects on the Company’s statement of financial position as of January 1, 2019:

The leased asset	Right of use asset	Lease liability
	NIS in thousands
Vehicles	1,675	(1,675)
Total	1,675	(1,675)

The discount rates used in the aforementioned calculations are based on the lessee’s incremental borrowing rate which varies according to the lease’s amount and average duration and the nature of the leased asset. The discount rate range between 2.5% to 3%.

Principal effects on the Company’s statement of profit or loss as of January 1, 2019:

The leased asset	Decrease in lease expenses pursuant to IAS 17	Increase in depreciation expenses pursuant to IFRS 16	Total increase in income from operating activities	Increase in finance expenses pursuant to IFRS 16	Decrease in tax expenses pursuant to IFRS 16	Total decrease in income for the year
	NIS in thousands
Vehicles	(808)	780	28	44	4	(12)
Total	(808)	780	28	44	4	(12)